Expenses from Continuing Operations - Schedule of Finance Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses from Continuing Operations - Schedule of Finance Expenses (Details) [Line Items]
GEM payable (note 15)	$ (1,145,000)
GEM payable – Interest (note 15)	(999,620)
Interest expense – leased assets	(7,891)
Bank fees	(60,827)	(7,776)
Other expenses	(50,528)	(7,095)
Total finance expenses	(36,675,866)	(14,871)
Empery [Member]
Expenses from Continuing Operations - Schedule of Finance Expenses (Details) [Line Items]
Issue of 1,000,000 warrants to Empery (note 20)	(7,212,000)
GEM [Member]
Expenses from Continuing Operations - Schedule of Finance Expenses (Details) [Line Items]
Issue of 1,814,797 warrants to GEM (note 20)	$ (27,200,000)